Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss for the year	$ (42,486)	$ (45,088)
Adjustments for items not affecting cash
Share-based compensation	2,510	3,255
Interest accretion	22	50
Amortization of intangible assets	2,338	3,860
Depreciation of property and equipment	808	849
Deferred lease inducement	(30)	2
Change in fair value of contingent consideration	(674)	(1,158)
Unrealized foreign exchange loss (gain)	(3,108)	3,748
Share issuance related to license amendment	3,000
Adjustments for items not affecting cash	(37,620)	(34,482)
Changes in non-cash working capital balances
Amounts receivable	(432)	(142)
Prepaid expenses	(71)	(558)
Accounts payable and accrued liabilities	(1,196)	8,165
Other current liabilities	24	(21)
Cash used in operating activities	(39,295)	(27,038)
INVESTING ACTIVITIES
Net maturities (purchases) of marketable securities	30,713	(56,994)
Purchase of property and equipment	(81)	(471)
Cash provided by (used in) investing activities	30,632	(57,465)
FINANCING ACTIVITIES
Repayment of loan payable	(115)	(125)
Recognition of deferred lease inducement		(5)
Issuance of share capital, net of issuance costs		62,705
Cash provided by (used in) financing activities	(115)	62,575
Impact of foreign exchange rate on cash and cash equivalents	1,249	(184)
Net decrease in cash and cash equivalents during the year	(7,529)	(22,112)
Cash and cash equivalents, beginning of year	28,361	50,473
Cash and cash equivalents, end of year	20,832	28,361
Supplemental cash flow information
Preferred shares converted to common shares (note 9)	$ 5,097	$ 3,852